Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Mar. 31, 2017
Consolidated Balance Sheets
Common shares, Par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized shares	500,000,000	500,000,000
Common shares, Issued shares	49,007,244	49,068,082
Common shares, Outstanding shares	45,796,886	45,782,724
Treasury shares, number of common shares	585,358	585,358